UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
ANGELES INVESTMENT
ADVISORS, LLC
Address:
429 SANTA MONICA BLVD

Suite 500

SANTA MONICA CA 90401
13F File
Number:
28-99999
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
STEPHEN SMETANA

Title:
CCO

Phone:
310-857-5827

Signature,
Place,
and Date of Signing:
STEPHEN SMETANA
SANTA MONICA, CA
FEBRUARY 6, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this
Manager:NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
0
Form 13F Information Table
Entry Total:
4
Form 13F Information Table
Value Total:
$105078


List of Other Included
NONE














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
FORM 13F INFORMATION TABLE
	NAME OF ISSUER			TITLE OF CLASS	CUSIP 	   VALUE  	SHARES/  SH/ PUT/ INVESMT OTHER   VOTING AUTHORITY
								 		  (X$1000)	PRN AMT  PRN CALL DISRETN MANAGERS	SOLE  SHARED  NONE
	-------------- 			-------------- 	-------   -----   	------- ---- ---- ------- --------       ----- ------  ---
	VANGUARD INTL EQUITY INDEX F	ETF		   922042 85 8  48852	1278524 SH		SOLE			1351		1277173

	JP MORGAN CHASE & CO ALERIAN ML	ETN		   46625H 36 5  20741	532219	 SH		SOLE			 550		531668

	SPDR SERIES TRSUT BRCLYS YLD	ETF		   78464A 41 7  32413	842996  SH		SOLE			 647		842349

	VANGUARD BD INDEX FD INC	ETF		   921937 83 5   3072	 36770  SH		SOLE			 0		36770